UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2657
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Waddell & Reed Advisors Municipal Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
MARCH 31, 2007

Waddell & Reed Advisors Municipal Bond Fund
CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
9	Investments
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statement of Changes in Net Assets
33	Financial Highlights
37	Notes to Financial Statements
44	Report of Independent Registered Public Accounting Firm
45	Proxy Voting Information
46	Quarterly Portfolio Schedule Information

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Municipal Bond Fund, Inc. prospectus and current Fund performance information.

President's Letter

      March 31, 2007

DEAR SHAREHOLDER:

Stock markets around the globe generally provided attractive returns over the past six months, even as week to week it seemed the degree of price fluctuation accelerated. Most bond markets, meanwhile, were relatively flat. Concerns regarding monthly inflation reports, energy prices, Federal Reserve policy and increased defaults on housing debt were among the short-term factors that seemed to worry some fixed-income investors.

Enclosed is our report on your Waddell & Reed Advisors Fund's operations for the six months ended March 31, 2007. This past fiscal period the S&P 500 Index advanced 6.4 percent, led by a 20.9 percent rise in materials stocks. Energy stocks were strong, too, as the price of oil gyrated. Health care and financials were generally the weakest stock sectors during the six-month period. In fixed-income markets, prices of lower rated securities softened in some sectors as overall economic growth slowed.

Seasons change, growth continues

As we enter spring, gasoline prices have risen again to above $2.50 a gallon in many locations. However, the latest round of volatility at the pump pales in comparison to the situation last summer, when more than $3 a gallon was briefly the norm, and the U.S. seemed threatened with significantly higher inflation. Overall, the economic news of the past year has been good, including:

  Moderate oil prices
  Corporate profits remained solid, rising around 10%
  Low inflation and
  Improving trade and federal deficits.

Our Economic Snapshot chart highlights five selected indicators. As you can see, there's much to be thankful for, as well as a case for optimism about the future. Compared to six months earlier, a slightly smaller percentage of people in the U.S. are unemployed. Inflation is lower. The cost of financing a home is slightly lower. Overall economic growth is slower, however, while oil prices have risen.

Economic Snapshot
	3-31-2007	9-30-2006

U.S. unemployment rate	4.40%	4.60%
Inflation (U.S. Consumer Price Index)	2.80%	3.00%
U.S. GDP	1.30%	3.00%
30-year fixed mortgage rate	6.13%	6.1%
Oil price per barrel	$65.87	$62.91

Source: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

Stock valuations generally appear reasonable, in our view, especially given profit levels and still low U.S. interest rates. We see an attractive path ahead for diversified investors in 2007, although one that might be marked by a few unexpected curves. As always, we believe that maintaining a well-rounded portfolio remains an important component of securing your long-term financial future.

Our seven decades of expertise

In 2007, we mark the Waddell & Reed organization's 70th anniversary, and more than four decades since the founding of the first Waddell & Reed Advisors fixed-income fund. We have deep resources focused on helping you achieve your long-term financial goals. At Waddell & Reed, we are committed to offering you a financial planning philosophy that emphasizes participation in positive markets as well as a very strong effort to manage risk. To help accomplish this, we have a research culture focused on fundamental excellence.

Thank you for your continued confidence in us.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

MUNICIPAL BOND FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2007.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

For the Six Months Ended March 31, 2007	Beginning Account Value 9-30-06	Ending Account Value 3-31-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,014.90	0.95%	$4.74
Class B	1,000	1,011.50	1.89	9.45
Class C	1,000	1,011.40	1.92	9.65
Class Y	1,000	1,016.60	0.63	3.23
Based on 5% Return (2)
Class A	$1,000	$1,020.19	0.95%	$4.75
Class B	1,000	1,015.51	1.89	9.47
Class C	1,000	1,015.37	1.92	9.67
Class Y	1,000	1,021.77	0.63	3.23

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2007, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

Portfolio Highlights

On March 31, 2007, Waddell & Reed Advisors Municipal Bond Fund, Inc. had net assets totaling $524,186,139 invested in a diversified portfolio.

As a shareholder of the Fund, for every $100 you had invested on March 31, 2007, your Fund owned:

Airport Revenue Bonds	$11.57
Hospital Revenue Bonds	$10.07
Prerefunded ETM Bonds	$9.49
State General Obligation Bonds	$9.34
Public Power Revenue Bonds	$8.28
Other Municipal Bonds	$7.60
City General Obligation Bonds	$7.13
Special Tax Bonds	$6.17
Housing Revenue Bonds	$6.02
Lease/Certificate of Participation Bonds	$5.75
Transportation Revenue Bonds	$3.99
Water and Sewer Revenue Bonds	$3.64
Student Loan Bonds	$3.50
Education Revenue Bonds	$3.17
School General Obligation Bonds	$2.08
Industrial Development Revenue/Pollution Control Bonds	$2.00
Cash and Cash Equivalents	$0.20

On March 31, 2007, the breakdown of municipal bonds (by ratings) held by the Fund, including cash and cash equivalents, was as follows:

AAA	59.83%
AA	17.87%
A	9.17%
BBB	9.60%
BB	0.06%
B	0.18%
Below B	0.08%
Non-rated	3.01%
Cash and Cash Equivalents	0.20%

Ratings reflected in the wheel are taken from Standard & Poor's.

2007 Tax Year Taxable Equivalent Yields(1)
If your Taxable Income is:						Your Marginal Tax Bracket	Equivalent Tax Free Yields
Joint Return			Single Return			Is	3%	4%	5%	6%

$0	-	15,650	$0	-	7,825	10%	3.33%	4.44%	5.56%	6.67%
$15,651	-	63,700	$7,826	-	31,850	15%	3.53%	4.71%	5.88%	7.06%
$63,701	-	128,500	$31,851	-	77,100	25%	4.00%	5.33%	6.67%	8.00%
$128,501	-	195,850	$77,101	-	160,850	28%	4.17%	5.56%	6.94%	8.33%
$195,851	-	349,700	$160,851	-	349,700	33%	4.48%	5.97%	7.46%	8.96%
$349,701 and above			$349,701 and above			35%	4.62%	6.15%	7.69%	9.23%

(1)Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal Bond Fund, Inc.

Rates shown reflect federal income tax brackets only. Depending on your state of residence and whether you are subject to the federal or state alternative minimum taxes, yields shown may be higher or lower.

The Investments of Municipal Bond Fund
March 31, 2007
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 3.03%
Arizona Health Facilities Authority, Hospital Revenue Bonds:
John C. Lincoln Health Network, Series 2000,
6.875%, 12-1-20	$2,500	$2,813,750
Phoenix Children's Hospital, Series 2007C,
4.65%, 2-1-42*	2,375	2,400,175
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	5,000	5,094,550
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,172,760
Certificates of Participation, Series 2002A, Evidencing
      Proportionate Interests of the Owners Thereof in Lease
      Payments to be Made By the State of Arizona (Acting by
      and Through the Director of the Department of
      Administration), as Lessee for Certain Real and Personal
      Property,

5.5%, 5-1-13	1,000	1,084,010
Certificates of Participation (Arizona State University Projects),
      Series 2002, Evidencing the Proportionate Interests of the
      Owners Thereof in Lease Payments to be Made Pursuant
      to a Lease-Purchase Agreement by the Arizona Board of
      Regents, as Lessee for the Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,083,050
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,224,944
		15,873,239
Arkansas - 0.16%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	790	816,923

California - 15.89%
State of California:
Various Purpose General Obligation Bonds:
5.0%, 2-1-22	7,000	7,337,400
5.25%, 2-1-19	5,000	5,366,150
5.5%, 4-1-28	2,535	2,825,410
5.25%, 2-1-14	2,000	2,166,260
5.25%, 2-1-19	2,000	2,146,460
5.25%, 11-1-21	1,000	1,071,610
5.5%, 4-1-28	325	362,232
5.5%, 4-1-28	140	153,772
General Obligation Bonds,
6.0%, 2-1-15	3,000	3,416,820
Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X,
5.5%, 12-1-16	1,000	1,136,310
The Regents of the University of California:
General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	5,000	5,358,200
Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.5%, 5-15-20	4,055	4,467,718
Golden State Tobacco Securitization Corporation:
Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	4,800	5,599,344
Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,105,600
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,265,850
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	4,666,725
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A:
5.5%, 8-1-29	3,755	4,208,041
5.5%, 8-1-29	45	49,607
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.5%, 8-1-12	3,930	4,196,690
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	3,935,003
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	3,500	3,793,720
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A:
5.375%, 8-1-15	1,585	1,724,147
5.375%, 8-1-15	920	998,439
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,237,352
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,215,016
Foothill - De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,187,440
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,140,180
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant to a Lease with the Oceanside Public Financing Authority,
5.0%, 4-1-10	1,140	1,186,854
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.0%, 9-1-11	1,000	848,560
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.2%, 12-1-14	75	75,207
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12-1-29	55	55,016
		83,297,133
Colorado - 0.88%
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6-15-10	2,000	2,094,400
City of Lafayette, Colorado, Acting by and through its Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12-1-20	1,010	1,090,457
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,042,160
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.5%, 8-1-31	390	397,102
		4,624,119
Connecticut - 0.95%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,000	5,002,700

District of Columbia - 0.40%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT),
5.5%, 10-1-10	2,000	2,112,880

Florida - 3.87%
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.25%, 8-15-24	5,000	5,385,100
The City of Miami, Florida:
Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,657,636
Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.0%, 1-1-10	1,600	1,441,552
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	3,102,326
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub of the Americas),
5.75%, 10-1-16	2,000	2,171,020
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,144,560
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds, 2003 Series B,
5.0%, 10-1-20	2,000	2,082,020
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,086,000
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.0%, 9-1-30	225	230,659
		20,300,873
Georgia - 2.90%
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.4%, 1-1-13	6,925	7,653,995
6.4%, 1-1-13	860	949,698
6.4%, 1-1-13	75	82,202
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,336,200
State of Georgia, General Obligation Bonds, Series 1998B,
5.5%, 7-1-12	2,000	2,178,940
		15,201,035
Guam - 0.67%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C (AMT),
5.375%, 10-1-20	3,305	3,527,526

Hawaii - 2.04%
State of Hawaii, Airports System Revenue Bonds, Refunding Series 2001 (AMT):
5.75%, 7-1-15 (A)	5,000	5,348,000
5.75%, 7-1-16 (A)	5,000	5,341,950
		10,689,950
Illinois - 1.09%
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.6%, 10-1-34	1,860	1,903,580
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	1,300	1,382,862
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,368,119
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	1,057,520
		5,712,081
Indiana - 3.70%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds:
Series 1990B (State Office Building I Facility),
7.4%, 7-1-15	8,000	10,008,000
Series 1990A (Senate Avenue Parking Facility),
7.4%, 7-1-15	4,775	5,805,445
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.15%, 7-1-25	3,500	3,559,780
		19,373,225
Iowa - 0.41%
Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds, Series 2001,
5.5%, 8-1-16	2,000	2,170,420

Kansas - 1.58%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2003 Series A-2,
5.65%, 6-1-35	2,205	2,291,326
2002 Series B-4,
5.9%, 12-1-34	1,750	1,896,020
2002 Series A-5,
5.55%, 12-1-33	1,500	1,600,170
2004 Series A-4,
5.625%, 6-1-36	860	907,102
2001 Series A-1 (AMT),
6.3%, 12-1-32	510	522,883
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series 2006,
5.0%, 12-1-27	1,085	1,078,023
		8,295,524
Kentucky - 0.41%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,148,060

Louisiana - 2.02%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5-1-26	4,800	5,073,984
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized - Cypress Apartments Project),
5.5%, 4-20-38	2,750	2,972,722
Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,
5.0%, 6-1-09	2,450	2,517,938
		10,564,644
Maryland - 0.59%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	2,042,465
City of Gaithersburg (Maryland), Economic Development Refunding Revenue Bonds (Asbury Maryland Obligated Group), Series 2006A,
5.125%, 1-1-36	1,000	1,025,760
		3,068,225
Massachusetts - 1.51%
The Commonwealth of Massachusetts, General Obligation Bonds:
Consolidated Loan of 2003, Series D,
5.25%, 10-1-21	2,500	2,714,300
Consolidated Loan of 2002, Series C,
5.5%, 11-1-10	2,000	2,124,960
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	2,800	3,071,460
		7,910,720
Michigan - 1.04%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	3,220	3,418,996
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6-1-13	1,530	1,705,415
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	330	337,732
		5,462,143
Minnesota - 3.20%
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT):
5.75%, 1-1-15	5,000	5,302,700
5.75%, 1-1-13	2,345	2,492,008
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D,
6.15%, 11-15-09*	4,500	4,774,365
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5-15-36	2,000	2,096,820
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,095,080
		16,760,973
Mississippi - 0.81%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series 1996-C:
6.75%, 9-1-14	2,750	2,756,930
6.7%, 9-1-12	1,470	1,479,937
		4,236,867
Missouri - 5.35%
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	5,050	5,425,619
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project):
5.9%, 3-1-24	2,300	2,368,793
5.375%, 3-1-10	1,420	1,455,784
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,243,090
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,901,247
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	2,265	2,393,357
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.5%, 12-1-12	2,000	2,175,780
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,782,280
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,579,275
Missouri Higher Education Loan Authority (A Public Instrumentality and Body Corporate and Politic of the State of Missouri), Student Loan Revenue Bonds, Subordinate Series 1994A,
5.45%, 2-15-09	1,500	1,502,055
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	1,250	1,297,888
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.25%, 7-1-18	1,000	1,073,520
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.55%, 10-1-36	500	506,620
5.5%, 10-1-31	355	359,711
		28,065,019
Nebraska - 0.97%
City of Lincoln, Nebraska, Lincoln Electric System Revenue Bonds, Series 2005,
5.0%, 9-1-29	4,800	5,069,472

Nevada - 0.33%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,467,740
Nevada Housing Division, Single Family Mortgage Bonds:
1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	230	232,617
1996 Series C Subordinate Bonds,
6.35%, 4-1-09	5	5,000
		1,705,357
New Hampshire - 1.14%
New Hampshire Health and Education Facilities Authority:
Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
6.125%, 7-1-32	1,755	1,968,671
6.125%, 7-1-32	245	267,484
Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1-1-34	1,500	1,585,065
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2006 Series A (AMT),
5.65%, 1-1-36	2,000	2,127,480
		5,948,700
New Jersey - 2.91%
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000 A:
6.0%, 1-1-13	3,205	3,586,491
6.0%, 1-1-13	960	1,074,787
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	2,250	2,469,510
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,272,998
New Jersey Transit Corporation payable solely from certain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,196,360
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,167,340
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	1,350	1,467,963
		15,235,449
New Mexico - 1.80%
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,551,724
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D (AMT),
6.0%, 1-1-37	2,400	2,605,992
New Mexico Educational Assistance Foundation, Student Loan Program Bonds, Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,201,318
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,086,680
		9,445,714
New York - 12.01%
The City of New York, General Obligation Bonds: Fiscal 2004 Series D,
5.25%, 10-15-21	8,295	8,861,051
Fiscal 2003 Series J,
5.5%, 6-1-19	3,990	4,327,195
Fiscal 2003 Series J,
5.5%, 6-1-19	1,010	1,112,172
Fiscal 2005 Series B,
5.25%, 8-1-12	5,000	5,356,250
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	3,000	3,165,390
Fiscal 2003 Series A,
5.75%, 8-1-14	2,000	2,186,300
Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,168,880
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds:
Fiscal 2003, Series A,
5.5%, 11-1-26	5,000	5,371,100
Fiscal 2003, Series A,
5.25%, 11-1-10	1,000	1,054,510
Fiscal 2003, Series D,
5.25%, 2-1-19	3,000	3,209,040
Dormitory Authority of the State of New York:
Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	2,350	2,508,037
City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7-1-17	2,000	2,148,120
State University Educational Facilities, Revenue Bonds, Series 1990B:
7.5%, 5-15-11	885	966,305
7.5%, 5-15-11	650	709,300
The Port Authority of New York and New Jersey, Consolidated Bonds:
One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	3,000	3,248,190
One Hundred Twenty-Sixth Series,
5.5%, 11-15-13	2,000	2,166,300
Suffolk County Industrial Development Agency:
New York, Civic Facility Revenue Bonds:
Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	2,290	2,449,040
Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	1,000	1,053,520
Continuing Care Retirement Community, Revenue Refunding Bonds, (Jefferson's Ferry Project - Series 2006),
5.0%, 11-1-28	1,000	1,022,880
Metropolitan Transportation Authority, State Service Contract Refunding Bonds, Series 2002A,
5.75%, 7-1-16	3,000	3,417,000
Tobacco Settlement Financing Corporation (State Of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
5.5%, 6-1-21	2,000	2,163,340
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series A,
5.375%, 6-15-14	2,000	2,155,980
New York City, Health and Hospitals Corporation, Health System Bonds, 2002 Series,
5.5%, 2-15-13	1,000	1,078,480
New York State Thruway Authority, Highway and Bridge Trust Fund Refunding Bonds, Series 2002C,
5.25%, 4-1-10	1,000	1,046,690
		62,945,070
North Carolina - 1.37%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1-1-14	3,000	3,263,430
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1-1-19	2,500	2,671,975
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.25%, 10-1-11	1,200	1,257,180
		7,192,585
Ohio - 2.38%
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series E (AMT),
5.375%, 3-1-37	4,000	4,304,600
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	3,850	4,088,662
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation),
5.75%, 12-1-14	1,710	1,904,068
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1-1-21	1,000	1,107,690
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,071,590
		12,476,610
Oklahoma - 0.69%
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,571,220
City of Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,060	1,100,004
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2001B,
5.65%, 12-1-35	900	916,290
		3,587,514
Oregon - 0.73%
State of Oregon:
Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,219,000
Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	605	612,556
		3,831,556
Pennsylvania - 3.55%
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.7%, 11-15-11	2,500	2,640,650
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	2,400	2,441,304
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	2,277,050
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	2,188,480
County of Allegheny, Pennsylvania, General Obligation Refunding Bonds, Series C-55,
5.25%, 11-1-11	2,000	2,134,520
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,576,575
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	1,452,089
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8-1-22	1,440	1,443,845
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	1,424,869
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,049,178
		18,628,560
Puerto Rico - 4.13%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds): Series 2003 C,
5.0%, 7-1-18	8,000	8,116,800
Series 2004 A,
5.25%, 7-1-21	5,740	6,096,684
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12-1-08	7,300	7,435,634
		21,649,118
South Carolina - 0.30%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,574,429

South Dakota - 0.46%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.3%, 4-1-16	2,000	2,407,080

Tennessee - 1.27%
Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,701,755
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,181,900
Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,000	1,037,740
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-26	700	736,589
		6,657,984
Texas - 4.71%
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport:
Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	5,399,700
Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,379,392
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.75%, 2-15-30	6,000	6,723,840
City of Houston, Texas:
Water and Sewer System, Junior Lien Revenue Forward Refunding Bonds, Series 2002B,
5.75%, 12-1-16	2,000	2,207,480
Airport System Subordinate Lien Revenue Bonds, Series 2002B (Non-AMT),
5.25%, 7-1-10	2,000	2,096,260
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.0%, 8-15-32	2,500	2,650,450
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002:
5.75%, 2-15-17	1,070	1,163,293
5.75%, 2-15-17	980	1,069,543
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,624,635
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds:
Series 2000A,
8.5%, 5-1-29	225	234,232
Series 2000C,
6.15%, 5-1-29	160	161,502
		24,710,327
Vermont - 0.36%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27 (AMT),
5.5%, 11-1-37	1,800	1,906,650

Virginia - 1.29%
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.75%, 7-1-14	2,225	2,425,984
5.5%, 7-1-17	2,000	2,168,000
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,161,640
		6,755,624
Washington - 5.68%
Energy Northwest:
Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A:
5.25%, 7-1-10	5,420	5,679,184
5.25%, 7-1-10	380	398,407
Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	4,500	4,922,144
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	10,184,400
State of Washington, Various Purpose General Obligation Bonds, Series 1990A,
6.75%, 2-1-15 (A)	4,995	5,687,507
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,848,117
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4-1-16	1,000	1,064,510
		29,784,269
West Virginia - 0.59%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	3,088,920

Wyoming - 0.63%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	2,500	2,624,325
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.75%, 6-1-34	675	691,713
		3,316,038

TOTAL MUNICIPAL BONDS - 99.80%		$523,131,305

(Cost: $501,264,924)

SHORT-TERM SECURITIES - 0.72%

Municipal Obligation - Taxable
Washington
Washington State Housing Finance Commission, Taxable Variable Rate Demand, Multifamily Revenue Bonds (Heatherwood Apartments Project), Series 2002B,
5.42%, 4-2-07*	3,800	$3,800,000
(Cost: $3,800,000)

TOTAL INVESTMENT SECURITIES - 100.52%		$526,931,305

(Cost: $505,064,924)

LIABILITIES, NET OF CASH(B) AND OTHER ASSETS - (0.52%)		(2,745,166)

NET ASSETS - 100.00%		$524,186,139

Notes to Schedule of Investments
*Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.
(A)Underlying security in inverse floating rate trust certificates. (See Note 7 to financial statements.)
(B)Cash serves as collateral for the following open futures contract at March 31, 2007. (See Note 6 to financial statements):
Description	Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation

U.S. 30 Year Treasury Bond	Short	105	6-20-07	$11,681,250	$176,663

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MUNICIPAL BOND FUND
      March 31, 2007
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $505,065) (Notes 1 and 3)	$526,931
Receivables:
Interest	7,352
Fund shares sold	137
Variation margin - futures	33
Initial margin - futures	115
Prepaid and other assets	61

Total assets	534,629

LIABILITIES
Trust certificates (Note 7)	7,495
Payable to Fund shareholders	1,877
Due to custodian	698
Accrued service fee (Note 2)	104
Payable for interest expense and fees (Note 7)	70
Accrued shareholder servicing (Note 2)	56
Accrued management fee (Note 2)	14
Accrued accounting services fee (Note 2)	12
Accrued distribution fee (Note 2)	2
Other	115

Total liabilities	10,443

Total net assets	$524,186

NET ASSETS
$0.001 par value capital stock:
Capital stock	$75
Additional paid-in capital	517,553
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,250
Accumulated undistributed net realized loss on investment transactions	(16,735)
Net unrealized appreciation in value of investments	22,043

Net assets applicable to outstanding units of capital	$524,186

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.96
Class B	$6.96
Class C	$6.96
Class Y	$6.96
Capital shares outstanding:
Class A	74,159
Class B	552
Class C	563
Class Y	1
Capital shares authorized	600,000

See Notes to Financial Statements.

Statement of Operations
      MUNICIPAL BOND FUND
      For the Six Months Ended March 31, 2007
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$13,406

Expenses (Note 2):
Investment management fee	1,397
Service fee:
Class A	598
Class B	5
Class C	5
Shareholder servicing:
Class A	229
Class B	5
Class C	5
Class Y	– *
Interest and fees (Note 7)	153
Accounting services fee	71
Distribution fee:
Class A	6
Class B	15
Class C	15
Audit fees	20
Custodian fees	17
Legal fees	13
Other	121

Total	2,675
Less waiver of investment management fee (Notes 2 and 8)	(100)

Total expenses	2,575

Net investment income	10,831

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(1,882)
Realized net loss on futures contracts	(188)

Realized net loss on investments	(2,070)

Unrealized depreciation in value of securities during the period	(824)
Unrealized appreciation in value of futures contracts during the period	372

Unrealized depreciation in value of investments during the period	(452)

Net loss on investments	(2,522)

Net increase in net assets resulting from operations	$8,309

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MUNICIPAL BOND FUND
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2007	2006

DECREASE IN NET ASSETS
Operations:
Net investment income	$10,831	$20,897
Realized net loss on investments	(2,070)	(1,806)
Unrealized depreciation	(452)	(986)

Net increase in net assets resulting from operations	8,309	18,105

Distributions to shareholders from (Note 1D):(1)
Net investment income:
Class A	(10,035)	(20,585)
Class B	(58)	(128)
Class C	(57)	(114)
Class Y	(– )*	(– )*
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)

	(10,150)	(20,827)

Capital share transactions (Note 5)	(17,853)	(51,472)

Total decrease	(19,694)	(54,194)
NET ASSETS
Beginning of period	543,880	598,074

End of period	$524,186	$543,880

Undistributed net investment income	$1,250	$1,395

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 33 - 36.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$6.99	$7.02	$7.10	$7.09	$7.14	$6.91

Income (loss) from investment operations:
Net investment income	0.14	0.26	0.25	0.25	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.04)	(0.03)	(0.08)	0.01	(0.05)	0.23

Total from investment operations	0.10	0.23	0.17	0.26	0.20	0.51

Less distributions from:
Net investment income	(0.13)	(0.26)	(0.25)	(0.25)	(0.25)	(0.28)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.13)	(0.26)	(0.25)	(0.25)	(0.25)	(0.28)

Net asset value, end of period	$6.96	$6.99	$7.02	$7.10	$7.09	$7.14

Total return(1)	1.49%	3.32%	2.43%	3.69%	2.82%	7.64%
Net assets, end of period (in millions)	$516	$536	$589	$647	$733	$785
Ratio of expenses to average net assets including expense waiver	0.95	%(2)	0.92%	0.91%	0.90%	0.89%	0.89%
Ratio of net investment income to average net assets including expense waiver	4.07	%(2)	3.71%	3.57%	3.50%	3.51%	4.03%
Ratio of expenses to average net assets excluding expense waiver	0.99	%(2)	0.92	%(3)	0.91	%(3)	0.90	%(3)	0.89	%(3)	0.89	%(3)
Ratio of net investment income to average net assets excluding expense waiver	4.03	%(2)	3.71	%(3)	3.57	%(3)	3.50	%(3)	3.51	%(3)	4.03	%(3)
Portfolio turnover rate	2%	16%	14%	24%	43%	61%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$6.98	$7.01	$7.10	$7.08	$7.14	$6.91

Income (loss) from investment operations:
Net investment income	0.11	0.19	0.19	0.18	0.19	0.22
Net realized and unrealized gain (loss) on investments	(0.03)	(0.03)	(0.09)	0.02	(0.06)	0.23

Total from investment operations	0.08	0.16	0.10	0.20	0.13	0.45

Less distributions from:
Net investment income	(0.10)	(0.19)	(0.19)	(0.18)	(0.19)	(0.22)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)	(0.19)	(0.19)	(0.18)	(0.19)	(0.22)

Net asset value, end of period	$6.96	$6.98	$7.01	$7.10	$7.08	$7.14

Total return	1.15%	2.37%	1.36%	2.89%	1.80%	6.77%
Net assets, end of period (in millions)	$4	$4	$5	$6	$7	$7
Ratio of expenses to average net assets including expense waiver	1.89	%(1)	1.85%	1.82%	1.79%	1.75%	1.73%
Ratio of net investment income to average net assets including expense waiver	3.12	%(1)	2.78%	2.66%	2.60%	2.65%	3.18%
Ratio of expenses to average net assets excluding expense waiver	1.93	%(1)	1.85	%(2)	1.82	%(2)	1.79	%(2)	1.75	%(2)	1.73	%(2)
Ratio of net investment income to average net assets excluding expense waiver	3.08	%(1)	2.78	%(2)	2.66	%(2)	2.60	%(2)	2.65	%(2)	3.18	%(2)
Portfolio turnover rate	2%	16%	14%	24%	43%	61%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$6.98	$7.01	$7.10	$7.08	$7.14	$6.91

Income (loss) from investment operations:
Net investment income	0.11	0.19	0.18	0.18	0.18	0.22
Net realized and unrealized gain (loss) on investments	(0.03)	(0.03)	(0.09)	0.02	(0.06)	0.23

Total from investment operations	0.08	0.16	0.09	0.20	0.12	0.45

Less distributions from:
Net investment income	(0.10)	(0.19)	(0.18)	(0.18)	(0.18)	(0.22)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)	(0.19)	(0.18)	(0.18)	(0.18)	(0.22)

Net asset value, end of period	$6.96	$6.98	$7.01	$7.10	$7.08	$7.14

Total return	1.14%	2.34%	1.32%	2.87%	1.79%	6.73%
Net assets, end of period (in millions)	$4	$4	$4	$5	$5	$5
Ratio of expenses to average net assets including expense waiver	1.92	%(1)	1.89%	1.85%	1.83%	1.77%	1.75%
Ratio of net investment income to average net assets including expense waiver	3.10	%(1)	2.74%	2.63%	2.57%	2.63%	3.13%
Ratio of expenses to average net assets excluding expense waiver	1.96	%(1)	1.89	%(2)	1.85	%(2)	1.83	%(2)	1.77	%(2)	1.75	%(2)
Ratio of net investment income to average net assets excluding expense waiver	3.06	%(1)	2.74	%(2)	2.63	%(2)	2.57	%(2)	2.63	%(2)	3.13	%(2)
Portfolio turnover rate	2%	16%	14%	24%	43%	61%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$6.99	$7.02	$7.10	$7.09	$7.14	$6.91

Income (loss) from investment operations:
Net investment income	0.16	0.28	)(1)	0.27	(1)	0.19	(1)	0.26	0.31
Net realized and unrealized gain (loss) on investments	(0.04)	(0.03	)(1)	(0.08	)(1)	0.08	(1)	(0.05)	0.21

Total from investment operations	0.12	0.25	0.19	0.27	0.21	0.52

Less distributions from:
Net investment income	(0.15)	(0.28)	(0.27)	(0.26)	(0.26)	(0.29)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.15)	(0.28)	(0.27)	(0.26)	(0.26)	(0.29)

Net asset value, end of period	$6.96	$6.99	$7.02	$7.10	$7.09	$7.14

Total return	1.66%	3.63%	2.72%	3.92%	3.01%	7.82%
Net assets, end of period (in thousands)	$4	$4	$4	$4	$10,033	$16,172
Ratio of expenses to average net assets including expense waiver	0.63	%(2)	0.62%	0.60%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets including expense waiver	4.40	%(2)	4.03%	3.90%	3.62%	3.59%	4.08%
Ratio of expenses to average net assets excluding expense waiver	0.67	%(2)	0.62	%(3)	0.60	%(3)	0.72	%(3)	0.72	%(3)	0.71	%(3)
Ratio of net investment income to average net assets excluding expense waiver	4.36	%(2)	4.03	%(3)	3.90	%(3)	3.62	%(3)	3.59	%(3)	4.08	%(3)
Portfolio turnover rate	2%	16%	14%	24%	43%	61%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2007

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Municipal Bond Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Management's valuation committee makes fair value determinations for the Fund, subject to the supervision of the Board of Directors. Short-term debt securities, whether taxable or nontaxable, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.

C. Federal income taxes - The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 - Federal Income Tax Matters.

D. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E. Recently issued accounting standards - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and its potential impact on the Fund's financial statements, if any, is currently being assessed by management. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines  fair value for purposes of financial statement presentation, establishes a hierarchy for  measuring fair value in generally accepted accounting principles and expands  financial statement disclosures about fair value measurements that are relevant  to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007.   The Fund will adopt SFAS No. 157 during  2008 and its potential impact, if any, on the Fund's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 8), the fee is as follows: 0.485% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily. During the six-month period ended March 31, 2007, the amount of the management fee waived due to the reduced rates was $99,726.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which is non-networked and which was in existence at any time during the prior month; however, WRSCO has agreed to reduce those fees if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those shareholder accounts whose Fund shares are purchased through certain financial intermediaries), WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries. For Class Y shares, the Fund pays WRSCO a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of Class Y of the Fund for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $116,360. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended March 31, 2007, W&R received $19, $20,089 and $884 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $91,807 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

During the six-month period ended March 31, 2007, the Fund paid Directors' regular compensation of $20,427, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $9,296,894, while proceeds from maturities and sales aggregated $22,354,975. Purchases of short-term securities aggregated $200,349,356, while proceeds from maturities and sales aggregated $204,724,155. No U.S. government obligations were purchased or sold during the six-month period ended March 31, 2007.

For Federal income tax purposes, cost of investments owned at March 31, 2007 was $506,689,436, resulting in net unrealized appreciation of $20,241,869, of which $20,405,870 related to appreciated securities and $164,001 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2006 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$20,749,591
Distributed ordinary income	20,827,236
Undistributed ordinary income*	556,750

Realized long-term capital gains	–
Distributed long-term capital gains	–
Undistributed long-term capital gains	–

Capital loss carryover	114,931

Post-October losses deferred	1,892,135
*This entire amount was distributed prior to March 31, 2007.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2010	$10,383,816
September 30, 2014	114,931

$10,498,747

NOTE 5 - Multiclass Operations

The Fund currently offers three classes of shares, Class A, Class B and Class C, each of which have equal rights as to assets and voting privileges. Class Y shares, which are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure, were closed to new and additional investments. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended March 31,	For the fiscal year ended September 30,
	2007	2006

Shares issued from sale of shares:
Class A	2,086	3,275
Class B	13	15
Class C	65	160
Class Y	– *	– *
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,193	2,461
Class B	8	17
Class C	8	16
Class Y	– *	– *
Shares redeemed:
Class A	(5,766)	(12,996)
Class B	(81)	(146)
Class C	(81)	(217)
Class Y	(–)	(– )*

Decrease in outstanding capital shares	(2,555)	(7,415)

Value issued from sale of shares:
Class A	$14,543	$22,712
Class B	88	103
Class C	455	1,108
Class Y	– *	– *
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	8,312	17,035
Class B	53	119
Class C	54	110
Class Y	– *	– *
Value redeemed:
Class A	(40,230)	(90,141)
Class B	(565)	(1,012)
Class C	(563)	(1,506)
Class Y	(–)	(– )*

Decrease in outstanding capital	$(17,853)	$(51,472)

*Not shown due to rounding.

NOTE 6 - Futures

The Fund may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contract, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 7 - Inverse Floating Rate Obligations Issued by the Trust

The Fund may invest in inverse floating rate obligations. In this situation, a fixed-rate tax-exempt municipal bond owned by the Fund is transferred to a trust. The trust typically issues two classes of beneficial interests: short-term floating rate trust certificates (trust certificates), which are sold to third party investors, and residual interest certificates, which are generally issued to the Fund which made the transfer.

The transfer of the fixed-rate tax-exempt municipal bond to the trust does not qualify for sale treatment under Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". Therefore, this security is presented in the Fund's schedule of investments. Interest income on this underlying security is recorded by the Fund on an accrual basis. The trust certificates are reflected as a Fund liability. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to the trust are reported as expenses of the Fund. The trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date.

NOTE 8 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") as of March 31, 2007, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2006, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal Bond Fund, Inc. as of March 31, 2007, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 17, 2007

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund
Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund
Money Market Funds
Waddell & Reed Advisors Cash Management
Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1008SA (3-07)

ITEM 2. CODE OF ETHICS.
Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.
(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.
(b)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: June 8, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Vice President and Principal Financial Officer

Date: June 8, 2007